Annual Total Returns[BarChart] - SA JPMorgan MFS Core Bond Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.31%	7.30%	(3.62%)	4.78%	(0.06%)	3.34%	3.94%	(0.53%)	9.47%	8.38%